Financial assets and liabilities at fair value held for trading (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Disclosure Of Financial Assets And Liabilities At Fair Value Held For Trading Explanatory

Note 12 Financial assets and liabilities at fair value held for trading

USD million	31.12.18	31.12.17
Financial assets at fair value held for trading[1]
Government bills / bonds	11,161	13,186
Corporate and municipal bonds	6,768	8,785
Loans	3,566	3,946
Investment fund units	9,716	9,881
Asset-backed securities	392	377
Equity instruments	72,768	81,623
Financial assets for unit-linked investment contracts[2]		11,609
Total financial assets at fair value held for trading	104,370	129,407

Financial liabilities at fair value held for trading[1]
Government bills / bonds	2,839	5,549
Corporate and municipal bonds	3,530	3,629
Investment fund units	689	841
Equity instruments	21,886	21,230
Other	0	2
Total financial liabilities at fair value held for trading	28,943	31,251
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

UBS AG
Disclosure Of Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Disclosure Of Financial Assets And Liabilities At Fair Value Held For Trading Explanatory

Note 12 Financial assets and liabilities at fair value held for trading

USD million	31.12.18	31.12.17
Financial assets at fair value held for trading[1]
Government bills / bonds	11,161	13,186
Corporate and municipal bonds	6,908	8,886
Loans	3,566	3,946
Investment fund units	9,716	9,881
Asset-backed securities	392	377
Equity instruments	72,771	81,624
Financial assets for unit-linked investment contracts[2]		11,609
Total financial assets at fair value held for trading	104,513	129,509

Financial liabilities at fair value held for trading[1]
Government bills / bonds	2,839	5,549
Corporate and municipal bonds	3,530	3,629
Investment fund units	689	841
Equity instruments	21,892	21,230
Other	0	2
Total financial liabilities at fair value held for trading	28,949	31,251
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.